RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES

As discussed more fully in Note 8, section titled “Long Term Debt to Related Parties, net”, in 2017, the Company issued a series of convertible promissory notes to our Chief Executive Officer totaling $1,460,000. These notes have a conversion price ranging from $0.50 per share to $0.40 per share and resulted in the recognition of a beneficial conversion feature recorded as a debt discount. These notes payable total $1,198,893 at December 31, 2017 net of their unamortized debt discount of $836,107.

On November 7, 2018 the Company entered into a Note Exchange Agreement with Mr. W. Kip Speyer, our CEO and member of our Board of Directors, pursuant to which we exchanged our convertible notes for three new series of preferred stock. See further discussion in Note 8 Notes Payable for more details regarding the Note Exchange Agreement and Exchange Transaction.

During November 2018, Mr. w. Kip Speyer, the Company’s Chairman and Chief Executive Officer, entered into two convertible note agreements with the company totaling $80,000. These notes have a conversion price of $0.40 per share and resulted in the recognition of a beneficial conversion feature recorded as a debt discount. These notes payable total $11,688 at December 31, 2018 The notes are reported net of their unamortized debt discount of $68,312 as of December 31, 2018.

During 2018, Mr. W. Kip Speyer, the Company’s Chairman and Chief Executive Officer, purchased an aggregate of 1,125,500 shares of the Company’s Series E Convertible Preferred Stock at a purchase price of $0.40 per share. The designations, rights and preferences of Series E Stock are described in Note 12.

During 2017, Mr. W. Kip Speyer, the Company’s Chairman and Chief Executive Officer, purchased an aggregate of 1,250,000 shares of the Company’s Series E Convertible Preferred Stock at a purchase price of $0.40 per share. The designations, rights and preferences of Series E Stock are described in Note 12.

During 2017, Mr. Richard Rogers, a director of the Company, purchased an aggregate of 125,000 shares of the Company’s Series E Convertible Preferred Stock at a purchase price of $0.40 per share. The designations, rights and preferences of Series E Stock are described in Note 12.

In 2018 and 2017 we paid cash dividends on these outstanding shares of the Company’s Series E and F Preferred Stock of $83,232 and $29,707, and $11,303 for W Kip Speyer and Rich Rogers, respectively.